SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years